Schedule of Fair Value of Stock Options Granted Valuation Assumptions (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 1	10
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 2	$ 98
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 3	110
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 4	1.53
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 5	2.78
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 6	0
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 1		10
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 2		104
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 3		$ 110
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 4		1.51
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 5		1.62
Stock Based Compensation Schedule Of Fair Value Of Stock Options Granted Valuation Assumptions 6		0